Schedule H, Line 4(i) - Schedule Of Assets (Held At End Of Year) (Details) - EBP 42-1039071 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 29, 2025	Dec. 31, 2024	Dec. 29, 2024
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 363,454
EBP, Net Asset Available for Benefit	$ 79,406,793	$ 67,829,097	$ 67,829,097	$ 58,437,325